Financial instruments and risk management - Summary of Derivative Financial Instruments are Held at Fair Value on Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	£ 260	£ 111	£ 197
Non-current asset	2,229	1,481	1,312
Current liability	46	48	50
Non-current liability	966	892	787
Designated in a cash flow hedge
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	250	102	187
Non-current asset	1,954	1,228	1,061
Current liability	36	40	41
Non-current liability	740	689	587
Other
Disclosure Of Derivative Financial Instruments [Line Items]
Current asset	10	9	10
Non-current asset	275	253	251
Current liability	10	8	9
Non-current liability	£ 226	£ 203	£ 200